Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of property and equipment
Estimated useful lives (years)
Leasehold improvement	5
Vehicle	4
Office equipment	5
Electronic equipment	3

Schedule of estimated useful lives
Estimated useful lives (years)
Copyright	10
Trademarks	10
Software	10

Schedule of changes in advance from clients
	Years Ended December 31,
	2022	2021	2020

Advance from clients, beginning of the period	$587,396	$205,881	$-
Revenue deferred during the period	84,945	484,364	205,881
Recognition of revenue deferred in prior periods	(316,154)	(102,849)	-
Refund to clients	(131,590)	-	-
Foreign currency translation adjustment	(36,967)	-	-
Advance from clients, end of the period	$187,630	$587,396	$205,881

Schedule of revenues by services
	Years Ended December 31,
	2022	2021	2020
Revenues
Advisory and transaction service	$2,000,219	$3,878,847	$715,909
Corporate business training service	256,356	1,467,563	294,577
Corporate consulting service	862,081	839,531	287,714
Others	3,668	108,726	35,730
Total revenues	$3,122,324	$6,294,667	$1,333,930

Schedule of revenue by recognition over time vs at point in time
	Years Ended December 31,
	2022	2021	2020
Revenue by recognition over time	$-	$-	$-
Revenue by recognition at a point in time	3,122,324	6,294,667	1,333,930
Total revenues	$3,122,324	$6,294,667	$1,333,930

Schedule of translation amounts
Balance sheet items, except for equity accounts
December 31, 2022	RMB6.8972 to $1
December 31, 2021	RMB6.3726 to $1
December 31, 2020	RMB6.5250 to $1

Statement of income and comprehensive income, and cash flows items
For the year ended December 31, 2022	RMB6.7290 to $1
For the year ended December 31, 2021	RMB6.4508 to $1
For the year ended December 31, 2020	RMB6.9042 to $1